Insurance (Tables)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Summary of Net Premiums and Claims
Net premiums and claims

	For the year ended
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Gross premiums	$4,913	$5,090
Premiums ceded to reinsurers	(260)	(250)
Net premiums	$4,653	$4,840
Gross claims and benefits (1)	$1,741	$3,834
Reinsurers’ share of claims and benefits	(273)	(287)
Net claims	$1,468	$3,547

(1)	Includes the change in fair value of investments backing our policyholder liabilities.

Significant Insurance Assumptions
Significant insurance assumptions

	As at

	October 31 2022	October 31 2021
Life Insurance
Canadian Insurance
Mortality rates (1)	0.11%	0.12%
Morbidity rates (2)	1.81	1.78
Future reinvestment yield (3)	3.75	3.76
Lapse rates (4)	0.50	0.50
International Insurance
Mortality rates (1)	0.80	0.79
Future reinvestment yield (3)	2.90	2.90

(1)	Average annual death rate for the largest portfolio of insured policies.
(2)	Average net termination rate for the individual and group disability insurance portfolio.
(3)	Ultimate reinvestment rate of the insurance operations.
(4)	Ultimate policy termination rate (lapse rate) for the largest permanent life insurance portfolio that relies on a higher termination rate to maintain its profitability (lapse-supported policies).

Summary of Gross and Reinsurers' Share of Insurance Liabilities
Insurance claims and policy benefit liabilities
The following table summarizes our gross and reinsurers’ share of insurance liabilities at the end of the year.

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net

L ife insurance policyholder liabilities
Life, health and annuity	$11,481	$902	$10,579	$12,775	$861	$11,914
Investment contracts (1)	41	–	41	42	–	42
	$11,522	$902	$10,620	$12,817	$861	$11,956
Non-life insurance policyholder liabilities
Unearned premium provision (1)	$7	$–	$7	$6	$–	$6
Unpaid claims provision	30	1	29	41	3	38
	$37	$1	$36	$47	$3	$44
	$11,559	$903	$10,656	$12,864	$864	$12,000

(1)	L iabilities for investment contracts and unearned premium provision are reported in Other liabilities on the Consolidated Balance Sheets.

Reconciliation of Life Insurance Policyholder Liabilities
Reconciliation of life insurance policyholder liabilities

	For the year ended
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$12,817	$861	$11,956	$12,123	$752	$11,371
New and in-force policies (1)	(1,288)	(130)	(1,158)	775	108	667
Changes in assumption and methodology	(6)	171	(177)	(89)	1	(90)
Net change in investment contracts	(1)	–	(1)	8	–	8
Balances at end of period	$11,522	$902	$10,620	$12,817	$861	$11,956

(1)	Includes the change in fair value of investments backing our policyholder liabilities.

Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions	The analyses are performed where a single
assumption
is changed while holding other assumptions constant, which is unlikely to occur in practice.

		Net income impact for the year ended
(Millions of Canadian dollars, except for percentage amounts)	Change in variable	October 31 2022	October 31 2021
Increase in market interest rates (1)	1%	$(10)	$(14)
Decrease in market interest rates (1)	1	5	17
Increase in equity market values (2)	10	6	8
Decrease in equity market values (2)	10	(10)	(10)
Increase in maintenance expenses (3)	5	(33)	(37)
Life Insurance (3)
Adverse change in annuitant mortality rates	2	(166)	(287)
Adverse change in assurance mortality rates	2	(59)	(67)
Adverse change in morbidity rates	5	(181)	(213)
Adverse change in lapse rates	10	(199)	(253)

(1)	Sensitivities for market interest rates include the expected current period earnings impact of a 100 basis points shift in the yield curve by increasing the current reinvestment rates while holding the assumed ultimate rates constant. The sensitivity consists of both the impact on assumed reinvestment rates in the actuarial liabilities and any changes in fair value of assets and liabilities from the yield curve shift.
(2)	Sensitivities to changes in equity market values are composed of the expected current period earnings impact from differences in the changes in fair value of the equity asset holdings and the partially offsetting impact on the actuarial liabilities.
(3)	Sensitivities to changes in maintenance expenses and life insurance actuarial assumptions include the expected current period earnings impact from recognition of increased liabilities due to an adverse change in the given assumption over the lifetime of all in-force
policies.